Segment information (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Information on Reportable Segments
Information on reportable segments for the year ended March 31, 2019 is as follows:

	IT Services										IT Products		ISRE		Reconciling Items		Total
	Americas 1		Americas 2		Europe		APMEA		Total
Revenue	₹	164,321	₹	168,264	₹	157,165	₹	76,907	₹	566,657	₹	14,480	₹	7,932	₹	(9)	₹	589,060
Other operating income/(loss), net		—		—		—		—		4,344		—		—		—		4,344
Segment Result		23,020		29,612		31,550		9,421		93,603		(1,038)		(1,892)		418		91,091
Unallocated										4,475		—		—		—		4,475

Segment Result Total									₹	102,422	₹	(1,038)	₹	(1,892)	₹	418	₹	99,910
Finance expense																		(7,375)
Finance and other income																		22,923
Share of net profit/(loss) of associates accounted for using the equity method																		(43)

Profit before tax																	₹	115,415
Income tax expense																		(25,242)

Profit for the year																	₹	90,173

Depreciation, amortization and impairment																	₹	19,474

Information on reportable segments for the year ended March 31, 2020 is as follows:

	IT Services										IT Products		ISRE		Reconciling		Total
	Americas 1		Americas 2		Europe		APMEA		Total						Items
Revenue	₹	176,115	₹	181,481	₹	157,526	₹	78,676	₹	593,798	₹	11,657	₹	7,950	₹	(4)	₹	613,401
Other operating income/(loss), net		—		—		—		—		1,144		—		—		—		1,144
Segment Result		27,289		34,341		27,617		9,550		98,797		(323)		(1,849)		229		96,854
Unallocated										7,732		—		—		—		7,732

Segment Result Total									₹	107,673	₹	(323)	₹	(1,849)	₹	229	₹	105,730
Finance expense																		(7,328)
Finance and other income																		24,081
Share of net profit/(loss) of associates accounted for using the equity method																		29

Profit before tax																	₹	122,512
Income tax expense																		(24,799)

Profit for the year																	₹	97,713

Depreciation, amortization and impairment																	₹	20,862

Information on reportable segments for the year ended March 31, 2021 is as follows:

	IT Services										IT Products		ISRE		Reconciling Items		Total
	Americas 1		Americas 2		Europe		APMEA		Total
Revenue	₹	178,091	₹	179,821	₹	165,441	₹	82,462	₹	605,815	₹	7,685	₹	8,912	₹	13	₹	622,425
Other operating income/(loss), net		—		—		—		—		(81)		—		—		—		(81)
Segment Result		33,040		41,589		31,673		11,476		117,778		45		1,061		(903)		117,981
Unallocated										5,153		—		—		—		5,153

Segment Result Total									₹	122,850	₹	45	₹	1,061	₹	(903)	₹	123,053
Finance expense																		(5,088)
Finance and other income																		20,912
Share of net profit/(loss) of associates accounted for using the equity method																		130

Profit before tax																	₹	139,007
Income tax expense																		(30,345)

Profit for the year																	₹	108,662

Depreciation, amortization and impairment																	₹	27,656

Disclosure of Contribution of Revenue More than 10% from Geographical Areas
Revenues from United States of America and United Kingdom contributed more than 10% of Company’s total revenues as per table below:

	Year ended March 31,
	2019		2020		2021
United States of America	₹	315,301	₹	338,490	₹	336,009
United Kingdom		59,568		65,258		67,852

	₹	374,869	₹	403,748	₹	403,861